Related Party Transactions - Schedule of Related Party Transactions, by Related Party (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable, net	$ 755	$ 664
Management and franchise contracts, net	963	1,089
Accounts payable, accrued expenses and other	1,821	1,619
Franchise fees	1,154	1,087	$ 905
Base and other management fees	242	230	227
Incentive management fees	142	138	133
Other revenues from managed and franchised properties	4,310	4,011	3,567
Depreciation and amortization	364	385	363
Other expenses from managed and franchised properties	4,310	4,011	3,567
Contract acquisition costs	55	37	65
Investments in affiliates [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	4	8
Management and franchise contracts, net	20	20
Accounts payable, accrued expenses and other	1	2
Franchise fees	1	1	1
Base and other management fees	8	6	6
Incentive management fees	4	2	1
Other revenues from managed and franchised properties	21	31	32
Other expenses from managed and franchised properties	21	31	32
Contract acquisition costs	0	4	0
The Blackstone Group And Affiliates [member]
Related Party Transaction [Line Items]
Accounts receivable, net	18	21
Management and franchise contracts, net	13	16
Accounts payable, accrued expenses and other	8	9
Franchise fees	29	34	33
Base and other management fees	10	11	23
Incentive management fees	3	3	4
Other revenues from managed and franchised properties	144	160	293
Depreciation and amortization	1	0	0
Other expenses from managed and franchised properties	144	160	293
Contract acquisition costs	$ 0	$ 0	$ 7